Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	BNY MELLON OPPORTUNITY FUNDS
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
BNY Mellon Natural Resources Fund | Class Y
Prospectus:
Trading Symbol	DLDYX
BNY Mellon Natural Resources Fund | Class I
Prospectus:
Trading Symbol	DLDRX
BNY Mellon Natural Resources Fund | Class C
Prospectus:
Trading Symbol	DLDCX
BNY Mellon Natural Resources Fund | Class A
Prospectus:
Trading Symbol	DNLAX